Note 44 - Administration Costs - Share - Based Employee Remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Employee Benefits Expense
Disclosure Of Share based Payment Arrangements Explanatory

This remuneration policy includes a specific settlement and payment system of the Annual Variable Remuneration applicable to the Identified Staff, including directors and senior management, under the following rules, among others:

  A significant percentage of variable remuneration – 60% in the case of executive directors, Senior Management and those Identified Staff members with particularly high variable remuneration, and 40% for the rest of the Identified Staff– shall be deferred over a five-year period, in the case of executive directors and Senior Management, and over a three-year period, for the remaining Identified Staff.
  50% of the variable remuneration of each year (including both upfront and deferred portions), shall be established in BBVA shares, albeit a larger proportion (60%) in shares shall be deferred in the case of executive directors and Senior Management.
  The variable remuneration will be subject to ex ante adjustments, so that it will not be accrued, or will be accrued in a reduced amount, should a certain level of profit or capital ratio not be obtained. Likewise, the Annual Variable Remuneration will be reduced upon performance assessment in the event of negative evolution of the Bank’s results or other parameters such as the level of achievement of budgeted targets.
  The deferred component of the variable remuneration (in shares and in cash) may be reduced in its entirety, yet not increased, based on the result of multi-year performance indicators aligned with the Bank’s fundamental risk management and control metrics, related to the solvency, capital, liquidity, funding or profitability, or to the share performance and recurring results of the Group.
  During the entire deferral period (5 or 3 years, as applicable) and retention period, variable remuneration shall be subject to malus and clawback arrangements, both linked to a downturn in financial performance of the Bank, specific unit or area, or individual, under certain circumstances.
  All shares shall be withheld for a period of one year after delivery, except for those shares required to honor the payment of taxes.
  No personal hedging strategies or insurance may be used in connection with remuneration and responsibility that may undermine the effects of alignment with sound risk management.
  The deferred amounts in cash subject to multi-year performance indicators that are finally paid shall be subject to updating, in the terms determined by the Bank’s Board of Directors, upon proposal of the Remunerations Committee, whereas deferred amounts in shares shall not be updated.
  Finally, the variable component of the remuneration of the Identified Staff members shall be limited to a maximum amount of 100% of the fixed component of total remuneration, unless the General Meeting resolves to increase this percentage up to 200%.

Expense From Share based Payment Transactions With Employees	€ 29,000,000	€ 38,000,000	€ 57,000,000
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items
Number Of Shares Received By The Identify Staff Corresponding To The Initial Payment Corresponding To Previous Year Annual Variable Remuneration To Be Delivered In Shares	3,932,268
Deferred remuneration [Member] | First third [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	12,120
Adjustment Amount Granted In Share based Payment Arrangement	€ 2,679
Deferred remuneration [Member] | Second third [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,485
Adjustment Amount Granted In Share based Payment Arrangement	€ 6,186
Deferred remuneration [Member] | Last third [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,158
Adjustment Amount Granted In Share based Payment Arrangement	€ 6,872
Deferred remuneration [Member] | Total [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	941,366
Adjustment Amount Granted In Share based Payment Arrangement	€ 903,711
Regulatory requirements remuneration [Member] | Total [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items
Number Of Instruments Granted In Share based Payment Arrangement	39,555